Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Logan Capital Broad Innovative Growth ETF
Shareholder Report [Line Items]
Fund Name	Logan Capital Broad Innovative Growth ETF
Class Name	Logan Capital Broad Innovative Growth ETF
Trading Symbol	LCLG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://logancapitalfunds.com/regulatory-info
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Logan Capital Broad Innovative Growth ETF	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Overview of Trailing Performance
During the 12-month trailing period ending  April 30, 2025  The Logan Capital Broad Innovative Growth ETF delivered a  NAV total return of 12.40%, modestly beating the Russell 1000 Total Return Index, which returned  11.94%. Performance reflected Logan’s disciplined strategy and selective exposure to innovation-driven companies across sectors.
Market Context
The market environment over the reporting period was marked by evolving investor sentiment and sector rotation. While innovation-focused equities led early on, performance later shifted toward more defensive areas and international markets. Mega-cap technology names, particularly those associated with AI, experienced valuation consolidation following substantial gains in the prior year, while traditional retail sectors demonstrated renewed strength.
Investment Strategy and Positioning
Logan’s team used periods of strength in well-known technology names as opportunities to realize gains and reallocate capital to positions with more substantial relative upside. The team emphasized adding exposure to businesses with durable fundamentals that had underperformed, along with emerging companies leading in AI and next-generation infrastructure.
Portfolio Drivers and Sector Influence
The Fund’s relative performance compared to the benchmark was partly due to a more balanced approach that avoided overconcentration in a few mega-cap names, thereby driving index-level returns. Positive contributions came from selective holdings in software, media & entertainment and semiconductors—areas that reflect Logan’s focus on resilience, adaptability, and innovation-led growth.

Top Contributors
↑	Information Technology
↑	Communication Services
↑	Netflix
↑	AppLovin
↑	Broadcom

Top Detractors
↓	Consumer Staples
↓	Health Care
↓	e.l.f. Beauty
↓	Lincoln Electric
↓	lululemon

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Logan Capital Broad Innovative Growth ETF NAV	12.40	16.36	13.85
Russell 1000 Total Return	11.94	15.42	12.03
Russell 1000 Growth Total Return	14.41	17.20	15.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://logancapitalfunds.com/regulatory-info for more recent performance information. Visit https://logancapitalfunds.com/regulatory-info for more recent performance information.
Net Assets	$ 68,999,583
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 460,434
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$68,999,583
Number of Holdings	56
Net Advisory Fee	$460,434
Portfolio Turnover	5%
30-Day SEC Yield	-0.04%
30-Day SEC Yield Unsubsidized	-0.04%

Holdings [Text Block]

Top 10 Issuers	(%)
Netflix, Inc.	6.2%
MasterCard, Inc.	5.2%
AppLovin Corp.	5.1%
Amphenol Corp.	5.0%
Broadcom, Inc.	5.0%
Apple, Inc.	4.7%
KLA Corp.	4.5%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	4.1%

Top Sectors	(%)
Information Technology	31.1%
Consumer Discretionary	19.1%
Communication Services	16.7%
Industrials	16.4%
Financials	8.5%
Health Care	4.2%
Materials	2.4%
Consumer Staples	1.1%
Cash & Other	0.5%

Updated Prospectus Web Address	https://logancapitalfunds.com/regulatory-info